Note 19 - Subsequent Events (Details Textual) - Subsequent Event [Member] - USD ($)	Mar. 18, 2019	Dec. 06, 2018
Business Combination, Consideration Transferred, Total		$ 182,500,000
Capital Pumping LP and Affiliates [Member]
Business Combination, Consideration Transferred, Total	$ 129,200,000